Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Numerator:
Earnings from continuing operations	$ 3,718	$ 2,924	$ 2,460
Earnings from discontinued operations, net of taxes	836	2,089	2,653
Net earnings	$ 4,554	$ 5,013	$ 5,113
Denominator:
Weighted-average shares used to compute basic net EPS	1,814,000,000	1,882,000,000	1,934,000,000
Dilutive effect of employee stock plans (in shares)	22,000,000	30,000,000	16,000,000
Weighted-average shares used to compute diluted net EPS	1,836,000,000	1,912,000,000	1,950,000,000
Basic
Continuing operations	$ 2.05	$ 1.55	$ 1.27
Discontinued operations	0.46	1.11	1.37
Total basic net earnings per share	2.51	2.66	2.64
Diluted
Continuing operations	2.02	1.53	1.26
Discontinued operations	0.46	1.09	1.36
Total diluted net earnings per share	$ 2.48	$ 2.62	$ 2.62
Anti dilutive weighted-average options (in shares)	23,000,000	26,000,000	52,000,000
Weighted average number of restricted stock considered as participating securities	0